SHAREHOLDERS’ DEFICIT (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
SCHEDULE OF STOCK BY CLASS

	December 31, 2024*		December 31, 2023*
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Class Ordinary Shares	9,540,160	4,770,409	9,540,160	4,770,409
Class A Ordinary Shares	815,684	766,476	815,684	766,476
Class A-1 Ordinary Shares	1,431,024	367,506	1,431,024	367,506
Class A-2 Ordinary Shares	477,008	465,479	477,008	465,479
Class A-3 Ordinary Shares	524,709	519,839	524,709	519,839
Class A-3A Ordinary Shares	171,723	168,112	-	-
Class A-3B Ordinary Shares	305,285	305,085	-	-
	13,265,593	7,362,906	12,788,585	6,889,709

*	After giving effect to the forward share split, see also Note 7(d).